Annual Total Returns [BarChart] - Frontier Mid Cap Growth Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(3.00%)
Annual Return 2012	10.97%
Annual Return 2013	32.77%
Annual Return 2014	11.14%
Annual Return 2015	2.88%
Annual Return 2016	5.40%
Annual Return 2017	25.26%
Annual Return 2018	(5.64%)
Annual Return 2019	33.13%
Annual Return 2020	31.70%